Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2015
Pension and other post-retirement benefits
22 Pension and other post-retirement benefits
> Refer to “Note 23 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q15 and “Note 29 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2014 for further information.
The Bank expects to contribute CHF 28 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2015. As of June 30, 2015, CHF 14 million of contributions had been made.
Components of total benefit costs
in	6M15	6M14
Total benefit costs (CHF million)
Service costs on benefit obligation	11	11
Interest costs on benefit obligation	66	71
Expected return on plan assets	(95)	(88)
Amortization of recognized prior service cost/(credit)	(11)	0
Amortization of recognized actuarial losses	45	31
Total benefit costs	16	25